Share based payments - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2020 GBP (£) £ / shares	Dec. 31, 2019 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based remuneration expenses | £	£ 10,466,000	£ 2,074,000	£ 711,000
Weighted average remaining contractual life of outstanding share options	7 years 7 months 6 days	7 years 3 months 18 days
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (GBP per share) | £ / shares	£ 0.01	£ 0.01
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (GBP per share) | £ / shares	£ 0.04	£ 0.02
Employee stock option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based remuneration expenses | £	£ 9,723,000	£ 2,074,000
Restricted share units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based remuneration expenses | £	£ 742,000	£ 0
Vesting requirements for share-based payment arrangement, vesting period	4 years
Granted, weighted average exercise price of other equity instruments (GBP per share) | £ / shares	£ 7.55
Weighted average remaining contractual life of outstanding other equity instruments	6 years 6 months
Vested (in shares) | shares	697,800
EMI Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options issued as replacement share options in share-based payment arrangement (in shares) | shares	600,000